Dividends on ordinary shares	12 Months Ended
Dec. 31, 2021
Dividends on ordinary shares
Dividends on ordinary shares	Dividends on ordinary shares
The Directors have approved a total dividend in respect of 2021 of 6p per ordinary share of 25p each. The full year dividend for 2021 of 4p per ordinary share will be paid on 5 April 2022 to shareholders on the Share Register on 4 March 2022. On 31 December 2021, there were 16,752m ordinary shares in issue. The financial statements for the year ended 31 December 2021 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2022.
The Directors confirmed their intention to initiate a share buyback of up to £1.0bn after the balance sheet date. The share buyback is expected to commence in the first half of 2022. The financial statements for the year ended 31 December 2021 do not reflect the impact of the proposed share buyback, which will be accounted for as and when shares are repurchased by the Company.
The 2021 financial statements include the 2021 half year dividend of £339m (2020: nil); a full year dividend declared in relation to 2020 of £173m (2020: nil) and two share buybacks, £700m completed in H1 2021 (2020: nil) and £500m completed in H2 2021 (2020: nil) . Dividends and share buybacks are funded out of distributable reserves.